SIGNIFICANT ACCOUNTING POLICIES (Schedule of Deferred Revenue Balances by Segments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Significant Accounting Policies [Line Items]
Deferred revenue balances	¥ 109,484	$ 15,769	¥ 115,886
Career Enhancement [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	34,264		38,820
K12 Schools [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	60,944		54,571
Tutoring [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	¥ 14,276		¥ 22,495